Investment Strategy - MRP SynthEquity(R) Nasdaq 100 ETF	Jul. 07, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (ETF) that seeks to achieve its investment objective by investing in a combination of options (“Options Strategy”) and U.S. Treasuries/Synthetic U.S. Treasuries (“Treasury Strategy”). The Fund primarily seeks capital appreciation by investing in options contracts on the Nasdaq 100 Index (the “Nasdaq® Index”) which are considered synthetic holdings of the Nasdaq® Index. As part of the Options Strategy, the Fund may also invest in options contracts on broad-based, passively managed exchange-traded funds whose investment strategies are to track the performance of the Nasdaq® Index (“Underlying ETFs”). The Fund’s Options Strategy aims to capture equity market appreciation by providing synthetic long exposure to the Nasdaq® Index (“Synthetic Equity Exposure”). In addition to its Synthetic Equity Exposure, the Fund’s Treasury Strategy allocates to U.S. Treasury securities and Synthetic U.S. Treasuries, primarily for principal protection purposes. Together, these strategies are designed to balance equity market participation with risk mitigation, establishing a “downside protection target” that seeks to limit significant market losses, generally targeting a maximum loss of approximately 18% per rolling twelve-month period, with each measurement period beginning following either (i) a risk-reduction trade, executed after gains, that reduces the Fund’s target allocation to its option sleeve, or (ii) the expiration or closure of option positions and subsequent re-establishment of option exposure (the “measuring period”).

The Fund’s investment strategy may also include allocating a portion of its assets to positions intended to serve as a “ballast” for the Fund’s portfolio. As used generally with respect to investments, the term “ballast” refers to investments or strategies that are expected to exhibit lower sensitivity to market movements than the Fund’s return-seeking investments and that are intended to help moderate overall portfolio volatility, manage cash flows, and/or potentially enhance yields. Such strategies may include the use of combinations of options positions commonly referred to as “box spreads”, which consist of offsetting long and short positions in call and put options with identical expiration dates and differing strike prices. A “box spread” is designed to produce a fixed payoff at expiration equal to the difference between the strike prices of the options. It is a European Style options trade that carries no early exercise risk with the Options Clearing Corporation (OCC) as the counterparty. The Fund may enter into “box spreads” and similar strategies/techniques to replicate synthetically a short-term fixed-income investment or borrowing arrangement, to manage liquidity, or to enhance yield on cash balances. The Fund will typically enter into box spreads on highly liquid options markets, such as options on broad-based equity indices, and will structure such transactions to have defined maturities and known payoff profiles. As used with respect to the Fund, the term “Ballast” refers to the combination of the Fund’s investments in U.S Treasuries and a box spread (or similar investment structure) that synthetically replicates the Fund’s U.S. Treasury investments.

The Fund’s adviser, Measured Risk Portfolios, Inc. (the “Adviser”), anticipates that, in rising markets, the value of its options will increase, allowing the Fund to sell them at a profit. The Adviser may then reallocate all or a portion of any such profits into the Fund’s Treasury securities allocation in an effort to protect gains from potential future declines in the Nasdaq® Index.

The Fund’s principal investment strategies seek to provide targeted downside protection against significant market losses, generally targeting a maximum loss of approximately 18% per twelve-month period, with each measurement period beginning following either (i) a risk-reduction trade, executed after gains, that reduces the Fund’s target allocation to its option sleeve, or (ii) the expiration or closure of option positions and subsequent re-establishment of option exposure. However, actual losses during a year may vary based on market conditions and the composition of the Fund’s options portfolio.

Risk reduction trades are not intended to represent a separate investment strategy, but rather are one aspect of the Adviser’s ongoing management of the Fund’s overall portfolio and risk profile. The Adviser continuously monitors the relationship between the Fund’s Synthetic Equity Exposure and its Treasury Investments as market conditions change. As purchased call options appreciate or otherwise change in their economic characteristics, the Fund’s overall market exposure and risk profile may change from that originally established when the options were purchased. Under those circumstances, the Adviser may determine that it is appropriate to realize gains on appreciated options positions, establish replacement options, adjust the Fund’s allocation to Treasury Investments or otherwise rebalance the portfolio in a manner the Adviser believes is consistent with the Fund’s investment objective and overall risk-management approach. These portfolio management decisions are intended to manage the Fund’s overall portfolio risk and maintain the desired balance between Synthetic Equity Exposure and Treasury Investments, rather than to maintain a fixed level of participation in the performance of the Nasdaq® Index; the Adviser’s portfolio management decisions are based on prevailing market conditions and the Fund’s overall investment profile and are not governed by any single mechanical or predetermined trading rule.

While the Fund aims to limit losses to approximately 18% by the end of each measuring period, there is no guarantee that it will achieve this target. If the market experiences only slight declines, the Fund may experience losses that exceed the market’s losses. Additionally, if the market remains range-bound / flat for prolonged periods, the Fund may experience losses that exceed the market’s losses. Finally, in rising markets, the Fund’s overall performance may lag in relation to the Nasdaq® Index due to its limited equity exposure and significant allocation to U.S. Treasury securities. The anticipated maximum loss within the year will be approximately 25%, but could be impacted by prevailing interest rates.

Equity Exposure/Options Strategy - Downside Protection Target

The Fund’s Options Strategy seeks to capture equity market appreciation through the use of derivatives designed to derive performance over the long term from a direct investment to the Nasdaq® Index.

To do so, the Fund will generally allocate approximately 15-18% of its net assets to pay premiums for the purchase of call options (contracts that give the buyer the right, but not the obligation, to buy an asset at a set price) on the Nasdaq® Index. In addition to Nasdaq® Index options, the Fund may use options on broad-based, passively managed ETFs tracking the Nasdaq® Index. The Fund will generally select options that may be slightly in the money, at the money, or out of the money, and have a duration (time until expiration) of approximately one year, with a target 1:1 participation at time of purchase with the index after the Fund has either rebalanced in an effort to harvest profits from previously held options contracts, or upon options contracts expiration. The phrase “target 1:1 participation” does not mean that the Fund is designed to track the Nasdaq® Index or produce returns identical to those of the Index. Rather, the phrase refers to the Adviser’s objective, at the time options positions are established, of constructing the Fund’s options allocation so that the Fund’s economic exposure to movements in the Nasdaq® Index is generally comparable to the value of the Fund’s net assets. Index options can typically be purchased for a fraction of the cost of purchasing each stock represented in the Index, limiting the potential loss on the Options Strategy to the amount of premiums paid for the options.

Although the Fund generally allocates only approximately 15% to 18% of its assets to purchased call options, those options provide exposure to a notional amount of the Nasdaq® Index substantially greater than the premium paid to acquire them. As a result, changes in the value of the options positions may occur at several times the rate of changes in the Nasdaq® Index. The Adviser seeks to use this characteristic of purchased options so that, when combined with the Fund’s Treasury allocation, the Fund’s overall performance is initially expected to move similarly to the Nasdaq® Index.

Expected Fund Performance in Different Market Environments

The Fund is designed to perform differently than a traditional index fund because it obtains its Synthetic Equity Exposure through purchased call options while maintaining a substantial allocation to Treasury Investments. As a result, the Fund’s investment results are expected to differ, and at times may differ materially, from the performance of the Nasdaq® Index. The Fund’s performance will depend not only on changes in the value of the Nasdaq® Index, but also on the characteristics of the options selected by the Adviser, prevailing interest rates, implied volatility, the passage of time and the Adviser’s portfolio management decisions.

Rising Markets

When the Nasdaq® Index appreciates, the Fund’s purchased call options generally are expected to increase in value. The rate at which those options increase in value, however, may differ from the rate at which the Nasdaq 100® Index appreciates because option values are influenced by numerous factors, including strike price, time remaining until expiration, implied volatility and prevailing interest rates.

If the Nasdaq® Index rises, the call options typically respond positively, which may result in gaining value slower, as fast or faster than the market appreciates, allowing the Adviser to sell those options at a profit. A percentage of this profit is used to purchase additional Treasuries or Synthetic Treasuries and a majority of the proceeds are rolled into new options tranches that may be slightly in-the-money, at-the-money, or out-of-the money.

As market conditions change, the Adviser continuously evaluates the relationship between the Fund’s Synthetic Equity Exposure and its Treasury Investments. The Adviser may realize gains on appreciated options positions, establish replacement options or otherwise rebalance the portfolio when the Adviser believes doing so is consistent with the Fund’s investment objective and overall risk-management approach.

Flat or Gradually Rising Markets

Purchased call options have finite lives and lose time value as they approach expiration. Accordingly, if the Nasdaq ® Index appreciates only gradually, remains relatively flat or does not appreciate sufficiently to offset the decline in an option’s time value, the Fund’s options may increase in value less than the Index or may decline in value despite relatively stable market conditions.

Declining Markets

If the Nasdaq ® Index declines, the Fund’s purchased call options generally are expected to also respond negatively, losing value as fast or faster than the market decline but limited to a maximum of the premium paid to acquire them. Because the Fund purchases, rather than writes, call options, the Fund’s loss on any individual option position generally is limited to the premium paid for that option.

A fundamental component of the Fund’s investment strategy is that the Adviser generally does not increase the Fund’s allocation to purchased call options solely because existing options have declined in value. Rather than using Treasury Investments to replace declining options during the applicable option cycle, the Adviser generally expects to allow those options to remain outstanding until they are sold, replaced as part of the Fund’s investment process or expire. The Adviser will not reallocate capital that exceeds the stated rolling 12-month risk target, net of future anticipated interest from cash or fixed income at the end of the rolling 12-month period, from treasuries or cash alternatives during a market decline until the options currently held expire worthless at expiration. Because options have a limited duration (typically one year in this strategy), if the Index is range-bound or does not increase sufficiently during an extended period of time, significant underperformance will occur as the time value of the purchased options decay due to time value erosion.

In summary, if the Nasdaq® Index is rising, the Adviser trims the allocation to options to harvest gains and move them into the relative safety of the Treasury Strategy. If the market is declining, the Adviser will allow the options to decline, potentially reaching a 100% loss, without increasing allocations to the Options Strategy. In this way, the Fund’s Options Strategy uses synthetic long exposure to capture equity market appreciation while attempting to maintain 15-18% of its net assets to purchase call options and the potential to limit losses to approximately 18% over the measuring period.

Downside Protection Target

The combination of the Fund’s synthetic long exposure through its Options Strategy, and its Treasury Strategy (described below), are designed to achieve downside protection target against significant market losses, targeting a maximum loss of approximately 18% over the measuring period (the “downside protection target”). The downside protection target is achieved through the Fund’s combined allocation to options and U.S. Treasury securities, which help mitigate downside risk while still allowing for participation in market gains. Backed by the full faith and credit of the U.S. government, U.S. Treasury securities present minimal default risk so their return is considered the “risk-free rate of return.” Additionally, their value is generally less affected by equity market volatility and broader economic trends, providing stability and principal protection to a large percentage of the Fund’s portfolio. While the Fund, through its downside protection target, aims to limit losses to approximately 18% over the measuring period, actual results are not guaranteed and may vary based on market conditions and the composition of the portfolio. For more information on the downside protection target, see the section in the prospectus entitled “Additional Information about the Fund.”

As new investments are made in the Fund and as market conditions evolve, the Adviser will adjust the Fund’s allocation to options, which will generally range between the then-current risk-free rate (the yield on U.S. Treasury securities or other comparable instruments) and the Fund’s then-current options risk level (the proportion of the Fund’s portfolio invested in options).

The Fund will use both standardized exchange-traded option contracts and Flexible Exchange® (“FLEX”) option contracts. For more information on FLEX options, see the section in the prospectus entitled “Additional Information about the Fund.”

●	In general, an option contract on the Index gives the purchaser the right to gain or sell exposure to the value of the Index at a specified price (the “strike price”) without requiring actual delivery of shares (as the Index does not issue shares).

●	The seller of an option contract obligates the buyer to assume exposure to the value changes of the Index. For a sold (or “short”) call option, the seller provides exposure as if the Nasdaq® Index were sold at the strike price, while for a sold (or “short”) put option, the seller assumes exposure as if the Nasdaq® Index were purchased at the strike price.

●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.

Treasury Strategy

The majority of the Fund’s portfolio will be allocated to U.S. Treasury securities and Synthetic U.S Treasury securities, primarily seeking to provide principal protection through the safety of short-duration U.S. Treasuries. While these holdings may generate income, the Fund may use this income to increase the initial allocation to the Options Strategy while maintaining a net loss downside protection target of approximately 18% over the measuring period.

Diversification

The Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates, makes any representation to you as to the performance of the Nasdaq® Index.